BENEFIT PLANS (Details 14) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
AVX Corporation | Key Employees
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Contributions to the plans	¥ 658	¥ 659	¥ 493